Options Plans (Tables)	12 Months Ended
Dec. 31, 2018
Options Plans [abstract]
Schedule of Elbit Medical plan
	Year ended December 31
	2018		2017
	Number of options *	Weighted average exercise price *	Number of options *	Weighted average exercise price *
		(NIS)		(NIS)

Balance at the beginning of the year	2,217,130	0.86	19,824,093	1.12
Granted	604,325	1.32	62,500	1.04
Forfeited	-	-	(13,085,657)	1.04
Exercised	(233,888)	1.06	(4,583,806)	1.04

Balance at the end of the year	2,587,568	0.95	2,217,130	0.86
Includes options granted to other Company’s key personnel	1,858,243	0.83	1,024,909	0.85

Options exercisable at the year end	1,012,455	0.85	296,388	1.06

*)	After capital consolidation in the rate of 1:8 due in February 2018.